                                                                       As filed with the Securities and Exchange Commission on April 1, 2010
                                                                                        Investment Company Act File Number 811-3955

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

New York Daily Tax Free Income Fund, Inc.
 (Exact name of registrant as specified in charter)

600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: April 30th

Date of reporting period: January 31, 2010

Item 1:     Schedule of Investments

    NEW YORK DAILY TAX FREE INCOME FUND, INC

    STATEMENT OF NET ASSETS

    JANUARY 31, 2010

    (UNAUDITED)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

Tax Exempt Commercial Paper (1.47%)
$ 4,000,000	New York Long Island Power Authority LOC State Street Bank & Trust Company	04/07/10	0.27%	$4,000,000	P-1	A-1+

4,000,000	Total Tax Exempt Commercial Paper			4,000,000

Tax Exempt General Obligation Notes and Bonds (16.49%)
$5,000,000	Board of Cooperative Educational Services, Albany, Schoharie, Schenectady and Saratoga Counties, NY RAN – Series 2009 (b)	08/13/10	1.50%	$5,013,008
5,040,000	City of Corning CSD Steuben, Schuyler and Chemung Counties, NY BAN – Series 2009 (b)	06/25/10	1.25	5,059,619
4,000,000	City School District of the City of Geneva, Ontario County, NY RAN – Series 2009 (b)	06/22/10	1.25	4,007,618
1,500,000	City School District of the City of Hornell, Steuben County, NY RAN – Series 2009 (b)	06/18/10	1.40	1,504,718
2,129,404	City School District of the City of Saratoga Springs, Saratoga County, NY BAN – Series 2009 (b)	06/24/10	1.30	2,137,222
2,400,000	Cobleskill-Richmondville CSD Schoharie, Otsego and Montgomery Counties, NY RAN – Series 2009 (b)	06/25/10	1.25	2,402,329
4,000,000	Liverpool CSD Onondaga County, NY BAN – Series 2009A (b)	07/09/10	1.10	4,019,687
3,085,000	Longwood CSD Suffolk County, NY BAN – Series 2009 (b)	06/11/10	0.90	3,096,977
3,375,000	Middleburgh CSD Schoharie and Albany Counties, NY BAN – Series 2009 (b)	07/22/10	1.30	3,389,824
3,200,000	Mineola Union Free School District Nassau County, NY BAN – Series 2009 (b)	06/30/10	1.25	3,206,440
5,735,000	Oakfield-Alabama CSD Genesee and Orleans Counties, NY BAN – Series 2009A (b)	06/16/10	1.25	5,750,697
1,310,557	Southwestern CSD Chautauqua County, NY BAN – Series 2009B	07/22/10	1.10	1,316,018	MIG-1
1,946,000	Town of Boston, Erie County, NY BAN 2009B (b)	09/30/10	1.25	1,955,509
2,000,000	Warrensburg CSD Warren County, NY RAN – Series 2009 (b)	06/18/10	1.25	2,005,555

44,720,961	Total Tax Exempt General Obligation Notes and Bonds			44,865,221

Tax Exempt Variable Rate Demand Instruments (c)(83.12%)
$1,120,000	City of Albany IDA Senior Housing RB (South Mall Towers Albany, L.P. Project) – Series 2003A (d) Collateralized by Federal National Mortgage Association	08/15/35	0.22%	$1,120,000		A-1+
3,000,000	County of Chautauqua, NY IDA Exempt Facility RB (NRG Dunkirk Power Project) – Series 2009 LOC Bank of America, N.A.	04/01/42	0.17	3,000,000		A-1
1,660,000	County of Monroe, NY IDA RB (Jada Precision Plastics Co., Inc. Project) – Series 1997 (d) LOC Bank of America, N.A.	12/01/13	0.26	1,660,000		A-1
4,500,000	Dormitory Authority of the State of New York RB (BlytheDale Children’s Hospital) – Series 2009 LOC TD Bank, N.A.	12/01/36	0.16	4,500,000	VMIG-1
5,000,000	Dormitory Authority of the State of New York City University System Consolidated Fifth General Resolution RB – Series 2008C LOC Bank of America, N.A.	07/01/31	0.19	5,000,000		A-1
1,900,000	Dutchess County, NY IDA Civic Facility RB (Marist College Civic Facility Project) – Series 2005 A LOC JPMorgan Chase Bank, N.A.	07/01/35	0.20	1,900,000		A-1+
5,800,000	Eagle Tax – Exempt Trust – Series 20070157 Class A Certificates (New York City Municipal Water Finance Authority Water and Sewer System RB – Fiscal 2006 Series A)	06/15/39	0.19	5,800,000		A-1
800,000	Forest City New Rochelle, NY RB Certificate Trust – Series 2003 LOC Wachovia Bank, N.A.	06/01/11	0.38	800,000	VMIG-1
3,575,000	Long Island Power Authority, NY Electric System Subordinated RB Subseries 2A LOC Westdeutsche Landesbank AG	05/01/33	0.23	3,575,000	VMIG-1	A-1+
5,000,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008B-1 LOC Scotia Bank, NA	11/01/34	0.20	5,000,000		A-1+
2,000,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008B-2 LOC BNP Paribas	11/01/34	0.20	2,000,000		A-1+
4,500,000	Metropolitan Transportation Authority, NY Transportation RB – Series 2008 B-4 LOC KBC Bank, N.A.	11/01/34	0.20	4,500,000		A-1+
2,500,000	New York City HDC Multi-Family Rental Housing RB (Royal Charter Properties – East, Inc. Project) – Series 2005A Guaranteed by Federal National Mortgage Association	04/15/35	0.14	2,500,000	VMIG-1
4,575,000	New York City, NY GO – Fiscal 1994, Series A-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/19	0.18	4,575,000	VMIG-1	A1+
4,470,000	New York City, NY GO – Fiscal 1994, Series A-9 LOC JPMorgan Chase Bank, N.A.	08/01/18	0.20	4,470,000	VMIG-1	A-1+
1,760,000	New York City, NY GO – Fiscal 2004, Series A-3 LOC BNP Paribas	08/01/31	0.20	1,760,000	VMIG-1	A-1+
1,770,000	New York City, NY GO – Fiscal 2004, Series A-6 LOC Landesbank Baden – Wurttemberg	08/01/31	0.17	1,770,000	VMIG-1	A-1+
5,000,000	New York City, NY GO – Fiscal 2006, Series F-3 LOC Royal Bank of Scotland PLC	09/01/35	0.17	5,000,000	VMIG-1	A-1+
3,000,000	New York City, NY GO – Fiscal 2006, Series H-6 LOC Dexia CLF	01/01/36	0.20	3,000,000	VMIG-1	A-1
5,300,000	New York City, NY HDC Multi-Family Mortgage RB (Brookhaven Apartments Project) – Series 2004A (d) LOC Citibank, N.A.	01/01/36	0.22	5,300,000		A-1
3,185,000	New York City, NY HDC Multi-Family Mortgage RB (Marseilles Apartments Project) – Series 2004A LOC Citibank, N.A.	12/01/34	0.18	3,185,000		A-1
3,500,000	New York City, NY IDA Civic Facility RB (1991 Church of the Heavenly Rest Day School Project) LOC Commerce Bank	07/01/21	0.17	3,500,000	VMIG-1
345,000	New York City, NY IDA Civic Facility RB (Epiphany Community Nursery School Project) – Series 1997 LOC Bank of New York Mellon	05/01/11	0.35	345,000	VMIG-1
7,915,000	New York City, NY IDA Civic Facility RB (Jamaica First Parking, LLC Project) – Series 2004 LOC JPMorgan Chase Bank, N.A.	03/01/34	0.21	7,915,000		A-1+
3,100,000	New York City, NY IDA Civic Facility RB (MSMC Realty Corporation Project) – Series 2001 LOC JPMorgan Chase Bank, N.A.	01/01/31	0.15	3,100,000	VMIG-1	A-1+
4,865,000	New York City, NY IDA Civic Facility RB (The Convent of the Sacred Heart School of New York Project) – Series 2002 LOC Wachovia Bank, N.A.	11/01/32	0.17	4,865,000	VMIG-1
8,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004 LOC Lloyds PLC	12/01/39	0.20	8,300,000	VMIG-1
3,100,000	New York City, NY Trust for Cultural Resources RB (Alvin Ailey Dance Foundation) – Series 2003 LOC Citibank, N.A.	07/01/33	0.18	3,100,000	VMIG-1	A-1
10,000,000	New York Liberty Development Corporation RB (Goldman Sachs Headquarters Issue) – Series 2005	10/01/35	0.19	10,000,000		A-1
2,754,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995B LOC Scotia Bank, NA	04/01/25	0.16	2,754,000	VMIG-1	A-1+
1,300,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A	07/01/29	0.16	1,300,000	VMIG-1	A-1+
1,470,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009 LOC TD Bank, N.A.	01/01/39	0.18	1,470,000	VMIG-1
3,300,000	New York State Energy Research and Development Authority and Electric Facilities RB (Long Island Lighting Company Project) – 1997 Series A (d) LOC Royal Bank of Scotland PLC	12/01/27	0.25	3,300,000	VMIG-1
6,200,000	New York State Housing Finance Agency Service Contract RB – Series 2003B LOC BNP Paribas	03/15/26	0.20	6,200,000		A-1+
2,400,000	New York State Housing Finance Agency RB (101 West End Avenue Project) – Series 2000A (d) Guaranteed by Federal National Mortgage Association	05/15/31	0.19	2,400,000	VMIG-1
2,000,000	New York State Housing Finance Agency RB (125 West 31st Project) – Series 2005A (d) Guaranteed by Federal National Mortgage Association	05/15/38	0.20	2,000,000	VMIG-1
4,100,000	New York State Housing Finance Agency RB (350 West 43rd Street Project) – Series 2004A (d) LOC Landesbank Hessen -Thuringen Girozentrale	11/01/34	0.24	4,100,000	VMIG-1
1,000,000	New York State Housing Finance Agency RB (505 West 37th Street Housing Project) – 2009 Series A LOC Landesbank Hessen – Thuringen Girozentrale	05/01/42	0.20	1,000,000	VMIG-1
2,000,000	New York State Housing Finance Agency RB (505 West 37th Street Housing Project) – 2009 Series B LOC Landesbank Hessen – Thuringen Girozentrale	05/01/42	0.20	2,000,000	VMIG-1
5,000,000	New York State Housing Finance Agency RB (600 West 42nd Street Housing) – Series 2009A LOC Bank of New York Mellon	11/01/41	0.17	5,000,000	VMIG-1
2,800,000	New York State Housing Finance Agency RB (Archstone Westbury Apartments Project) – Series 2004A (d) LOC Bank of America, N.A.	11/01/36	0.25	2,800,000	VMIG-1
8,000,000	New York State Housing Finance Agency RB (Brook Avenue Apartments Project) – Series 2007A (d) LOC Bank of America, N.A.	11/01/37	0.27	8,000,000	VMIG-1
3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006 A (d) Collateralized by Federal National Mortgage Association	05/15/36	0.22	3,900,000	VMIG-1
3,750,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006 A (d) Guaranteed by Federal National Mortgage Association	05/15/36	0.19	3,750,000	VMIG-1
2,000,000	New York State Housing Finance Agency RB (Historic Front Street Project) – Series 2003A LOC Landesbank Hessen – Thuringen Girozentrale	11/01/36	0.18	2,000,000	VMIG-1
650,000	New York State Housing Finance Agency RB (Normandie Court I Housing Project) – Series 1991A LOC Landesbank Hessen – Thuringen Girozentrale	05/15/15	0.20	650,000	VMIG-1	A-1+
2,000,000	New York State Housing Finance Agency RB (Related-Tribeca Green Housing) – Series 2003A LOC Landesbank Hessen – Thuringen Girozentrale	11/01/36	0.17	2,000,000	VMIG-1
5,000,000	New York State Housing Finance Agency RB (The Victory Housing Project) – 2001 Series A (d) Guaranteed by Federal Home Loan Mortgage Corporation	11/01/33	0.20	5,000,000	VMIG-1
2,075,000	New York State Local Government Assistance Corporation – Series 1995E LOC Landesbank Hessen -Thuringen Girozentrale	04/01/25	0.18	2,075,000	VMIG-1	A-1+
7,295,000	New York State Local Government Assistance Corporation – Series 1995F LOC Societe Generale	04/01/25	0.20	7,295,000	VMIG-1	A-1+
3,500,000	New York State Urban Development Corporation Service Contract Revenue Refunding Bonds – Series 2008A Subseries 2008A-1 LOC Wachovia Bank, N.A.	01/01/30	0.20	3,500,000		A-1+
9,500,000	New York State Urban Development Corporation Service Contract Revenue Refunding Bonds – Series 2008A Subseries 2008A-5 LOC TD Bank, N.A.	01/01/30	0.20	9,500,000		A-1+
3,770,000	North Amityville Fire Company Inc., Fire Department RB – Series 2003 LOC Citibank, N.A.	09/01/23	0.30	3,770,000		A-1
4,000,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006 LOC U.S. Bank, N.A.	12/01/36	0.15	4,000,000		A-1+
5,700,000	Suffolk County, NY IDA Civic Facility RB (Touro College Project) – Series 2007 LOC JPMorgan Chase Bank, N.A.	06/01/37	0.20	5,700,000	VMIG-1	A-1+
1,000,000	The Port Authority of New York and New Jersey Versatile Structure Obligation – Series 3	06/01/20	0.17	1,000,000	VMIG-1	A-1+
1,500,000	Town of Riverhead, NY IDA RB (Altaire Pharmaceuticals, Inc. Facility) – Series 1998 (d) LOC Bank of New York Mellon	10/01/13	0.50	1,500,000	P-1	A-1+
15,910,000	Triborough Bridge and Tunnel Authority General RB (MTA Bridge and Tunnels) – Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.16	15,910,000	VMIG-1	A-1+
750,000	Trust for Cultural Resources of the County of Onondaga, NY RB (Syracuse University Project) – Series 2010A LOC Bank of America, N.A.	12/01/29	0.18	750,000	VMIG-1

226,164,000	Total Tax Exempt Variable Rate Demand Instruments			226,164,000

	Total Investments (101.08%) (Cost $275,029,221 *)			$275,029,221
	Liabilities in excess of cash and other assets (-1.08%)			(2,941,772)

	Net Assets (100.00%)			$272,087,449

	Class A, 162,775,649 shares outstanding			$1.00

	Class B, 9,104,455 shares outstanding			$1.00

	Advantage Shares, 100,203,397 shares outstanding			$1.00

	* Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
a)
Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

b)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.
c)
Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

d)	Security subject to alternative minimum tax.

KEY:
BAN =	Bond Anticipation Note
CSD =	Central School District
GO =	General Obligation
HDC =	Housing Development Corporation
IDA =	Industrial Development Authority
LOC =	Letter of Credit
RAN =	Revenue Anticipation Note
RB =	Revenue Bond

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.
Debt securities issued by states of the United States and political subdivisions of the states
	Quoted prices in active markets for identical assets (Level 1)	-
	Significant other observable inputs (Level 2)	275,029,221
	Significant unobservable inputs (Level 3)	-

	Total	275,029,221

For the period ended January 31, 2010, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) New York Daily Tax Free Income Fund, Inc.

By (Signature and Title)*   /s/ Christine Manna
                                                           Christine Manna, Secretary

Date:  April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael P. Lydon
                   Michael P. Lydon, President

Date:  April 1, 2010

By (Signature and Title)*    /s/ Joseph Jerkovich
                                                           Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  April 1, 2010

* Print the name and title of each signing officer under his or her signature.